EQUITY AND EARNINGS PER SHARE - Options Assigned (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stock Options outstanding	30,542,553	13,409,275
Manager
Stock Options outstanding	27,492,983	9,685,338
Options - Strike Price $11.49 - $14.05
Date of Grant	2004
Stock Options outstanding	226,125
Options - Strike Price $11.49 - $14.05 | Lower Range
Strike Price	$ 11.49
Options - Strike Price $11.49 - $14.05 | Upper Range
Strike Price	$ 14.05
Options - Strike Price $13.24
Date of Grant	2005
Stock Options outstanding	89,925
Strike Price	$ 13.24
Options - Strike Price $13.16
Date of Grant	2006
Stock Options outstanding	48,450
Strike Price	$ 13.16
Options - Strike Price $12.40 - $14.01
Date of Grant	2007
Stock Options outstanding	171,070
Options - Strike Price $12.40 - $14.01 | Lower Range
Strike Price	$ 12.40
Options - Strike Price $12.40 - $14.01 | Upper Range
Strike Price	$ 14.01
Options - Strike Price $2.07 - $2.72
Date of Grant	2011
Stock Options outstanding	1,210,000
Options - Strike Price $2.07 - $2.72 | Lower Range
Strike Price	$ 2.07
Options - Strike Price $2.07 - $2.72 | Upper Range
Strike Price	$ 2.72
Options - Strike Price $2.82 - $3.05
Date of Grant	2012
Stock Options outstanding	1,300,000
Options - Strike Price $2.82 - $3.05 | Lower Range
Strike Price	$ 2.82
Options - Strike Price $2.82 - $3.05 | Upper Range
Strike Price	$ 3.05
Options Assigned | Manager
Stock Options outstanding	3,045,570